NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Advances to suppliers	$ 507,725	$ 798,851
Inventories	$ 8,747	2,422
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 1,872	$ 2,202